Income Tax (Details) - Schedule of consolidated balance sheets - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of consolidated balance sheets [Abstract]
Deferred tax assets	¥ 25,991	¥ 6,997
Deferred tax liabilities	(4,433)	(7,661)
Net deferred tax assets/(liabilities)	¥ 21,558	¥ (664)